Related-Party Transactions - Summary of Related Parties (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Due from related party	$ 162	$ 73	$ 2,712
Due to related parties, net	$ 357	$ 449	$ 1,477